SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) segment item	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	May 31, 2016
Accounting policies
Long-lived asset impairment loss	¥ 169,213	¥ 150,533	¥ 93,163
Number of reporting units | item	1
Goodwill Impairment Loss	¥ 0	0	2,445
Estimated liability accruals under customer loyalty program		121,066			¥ 156,092
Hotel manager fees recognized as revenue	371,625	321,346	261,743
Revenue recognized from customer loyalty program	160,200	145,459	130,644
VAT (as a percent)						6.00%
Advertising related expenses	90,578	64,666	47,971
Unrestricted government subsidies from local governmental agencies	55,389	83,498	28,188
Deferred rent current		37,648			49,857
Deferred rent long-term		1,023,843		$ 212,177	¥ 1,380,484
Interest cost incurred	87,320	11,056	5,383
Interest cost capitalized	¥ 0	¥ 0	¥ 1,529
Number of operating segments | segment	1
Master brand agreement
Accounting policies
Initial term	70 years
Minimum
Accounting policies
Estimated customer loyalty program membership duration	2 years
Minimum | Land use rights
Accounting policies
Remaining contractual term	30 years
Maximum
Accounting policies
Redemption period for points earned by members on paid stays	2 years
Estimated customer loyalty program membership duration	5 years
Maximum | Land use rights
Accounting policies
Remaining contractual term	50 years